SUBSEQUENT EVENTS (Details) - MedTech Acquisition Corp - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2023	Jan. 13, 2023
SUBSEQUENT EVENTS
Additional amount drawn on Promissory Note	$ 400,000	$ 544,000
TriSalus | Merger Agreement
SUBSEQUENT EVENTS
Deposited in trust account	78,136
Extension Note
SUBSEQUENT EVENTS
Amount drawn on Second Extension Note	$ 78,136
Subsequent Events | Convertible Promissory Note
SUBSEQUENT EVENTS
Amount drawn on Second Extension Note				$ 159,000
Subsequent Events | 2022 Promissory Note III
SUBSEQUENT EVENTS
Amount drawn on Second Extension Note			$ 200,000	$ 215,222